                    THE MORGAN STANLEY HIGH YIELD FUND, INC.

---------------------------------------------

OFFICERS AND DIRECTORS

Barton M. Biggs              William G. Morton, Jr.
CHAIRMAN OF THE BOARD        DIRECTOR
OF DIRECTORS                 Frederick B. Whittemore
Warren J. Olsen              DIRECTOR
PRESIDENT AND DIRECTOR       James W. Grisham
Peter J. Chase               VICE PRESIDENT
DIRECTOR                     Harold J. Schaaff, Jr.
John W. Croghan              VICE PRESIDENT
DIRECTOR                     Joseph P. Stadler
David B. Gill                VICE PRESIDENT
DIRECTOR                     Valerie Y. Lewis
Graham E. Jones              SECRETARY
DIRECTOR                     James R. Rooney
John A. Levin                TREASURER
DIRECTOR                     Joanna M. Haigney
                             ASSISTANT TREASURER

---------------------------------------------
INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank, N.A.
73 Tremont Street
Boston, Massachusetts 02108
---------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company (International)
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank, N.A. (Domestic)
770 Broadway
New York, New York 10003
---------------------------------------------------------
SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
---------------------------------------------------------
LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

                                   ----------

                                      THE
                                 MORGAN STANLEY
                                   HIGH YIELD
                                   FUND, INC.
                                   ----------

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1995
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
-------

The high yield market continued to show positive returns during the third quarter, with coupon income providing the bulk of the gain and bond prices rallying modestly. High yield slightly outperformed Treasuries for the quarter, with the spread to Treasuries narrowing by 17 basis points. Based on net asset value per share, the Fund had a total return of 4.54% for the quarter versus 3.01% for the First Boston High Yield Index (the "Index"). Our outperformance of the Index was due to our overweight positions in cable, media, and utilities, and our underweighting in retailers, supermarkets, restaurants, and food and tobacco companies. We also benefited from a modest position in emerging markets bonds, which rallied over the quarter, and gained approximately 45 basis points by using leverage. For the nine months ended September 30, 1995, the Fund had a total return of 20.94%, based on net asset value per share, compared to 14.11% for the Index.

The quarter saw $13.2 billion of new issues priced, with $5.8 billion priced during September. The forward calendar of new issues remained steady at $6.0 billion. Mutual fund inflows continued to provide support for our market, totaling $924 million for September and $2.5 billion for the quarter. There appears to be substantial amounts of cash in the hands of many portfolio managers, but they are generally discerning about what types of new issues they will buy. Established companies with strong cash flows are aggressively bid for, while newer, more speculative enterprises (such as direct broadcast satellite companies Iridium and Globalstar) are having their offerings postponed or cancelled, despite strong alliances with premier partners like Motorola and large equity market capitalizations.

While cyclicals outperformed defensive industries by 3.30% to 2.90% for the quarter, cyclicals began to underperform defensive issues towards the end of the quarter. Steel and paper companies reported disappointing inventory levels and price discounting as the quarter ended. While underweighted in these sectors, we are comfortable with the excess free cash flow of the companies we own. The positive implications of the Turner/Time Warner merger improved the outlook for media companies, which led the defensive sector. We are comfortable with our overweighting in this sector, and continue to add modestly to our positions in both cable and media bonds. Over the course of the quarter, we also increased our commitments to companies in the chemical and healthcare industries. Finally, we lightened positions in the casino sector and in certain cyclicals such as textiles and steel.

Our outlook for the high yield market remains positive. A moderate new issue calendar, continued strong mutual fund inflows, and high cash positions at many funds complete a positive technical picture. The current spread to Treasuries of 445 basis points is more than reasonable given the relatively strong credit characteristics of our market today. New bond issues in the third quarter had cash flow coverage of interest of 2.4 times on average and only 48% were rated single B or lower, versus 75% in 1989 (right before the severe downturn in our market). With these credit statistics, we see the default rate remaining low, and the high yield market continuing to offer good potential returns.

Sincerely,

           [SIG]

Barton M. Biggs
CHAIRMAN

                   [SIG]
Robert E. Angevine
PORTFOLIO MANAGER

October 25, 1995

The Morgan Stanley High Yield Fund, Inc.
Investment Summary as of September 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                                             TOTAL RETURN (%)
                         ----------------------------------------------------------------------------------------
                               MARKET VALUE (1)            NET ASSET VALUE (2)                INDEX (3)
                         ----------------------------  ----------------------------  ----------------------------
                                           AVERAGE                       AVERAGE                       AVERAGE
                           CUMULATIVE       ANNUAL       CUMULATIVE       ANNUAL       CUMULATIVE       ANNUAL
                         ----------------------------  ----------------------------  ----------------------------
CURRENT QUARTER                 2.44%            --           4.54%            --           3.01%            --
FISCAL YEAR TO DATE            18.27             --          20.94             --          14.11             --
ONE YEAR                       13.26          13.26%         20.11          20.11%         14.06          14.06%
SINCE INCEPTION*                6.27           3.37          14.26           7.54          14.42           7.63

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION (2)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     PERIODS ENDED SEPTEMBER 30:
                                         1993*      1994         9 MONTHS ENDED 9/30/95 (UNAUDITED)
Net Asset Value                          $ 14.10    $ 11.96                                     $ 13.44
Income Dividends                               -       1.37                                        0.91
Capital Gains and Other Distributions          -          -                                           -
Fund Total Return (2)                      0.00%     -5.53%                                      20.94%
Index Total Return (3)                     1.26%     -0.98%                                      14.11%

(1)Assumes dividends and distributions, if any, were reinvested.

(2)Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.

(3)First Boston High Yield Index

*The Fund commenced operations on November 30, 1993.

The Morgan Stanley High Yield Fund, Inc.
Portfolio Summary as of September 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Debt Securities              97.9%
Short-Term Investments        2.1%

--------------------------------------------------------------------------------

SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Chemicals                             17.1%
Broadcast - Radio & Television        13.2%
Food Service & Lodging                 6.1%
Textiles & Apparel                     5.2%
Health Care Supplies & Services        4.9%
Utilities                              4.9%
Aerospace & Defense                    4.8%
Telecommunications                     4.8%
Energy                                 4.6%
Other                                 34.4%

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

       1.  Tracor, Inc., 10.875%, 8/15/01
       2.  Heritage Media Services, 11.00%,
           10/1/02
       3.  Ackerley Communications, Inc.,
           'A' 10.75%, 10/1/03
       4.  Owens-Illinois, Inc., 10.50%,
           6/15/02
       5.  McGaw, Inc., 10.375%, 4/1/99
       6.  Sherritt, Inc., 9.75%, 4/1/03
       7.  Triton Energy Corp., 0% to
           12/15/96, 9.75% to 12/15/00
       8.  Arcadian Partners, L.P., 'B'
           10.75%, 5/1/05
       9.  First PV Funding Lease Obligation
           Bonds 10.15%, 1/15/16
      10.  IMC Global, Inc., 9.45%, 12/15/11

INVESTMENTS (UNAUDITED)
(Showing Percentage of Total Value of Investments)

---------

SEPTEMBER 30, 1995

                                         FACE
                                       AMOUNT         VALUE
                                        (000)         (000)
-----------------------------------------------------------
-------------
CORPORATE BONDS AND NOTES (93.4%)
--------------------------------------------------
----------
AEROSPACE & DEFENSE (4.8%)
  Sabreliner Corp., 'A',
   12.50%, 4/15/03              $      2,000   $     1,855
  Tracor, Inc., 10.875%,
   8/15/01                             4,750         4,934
                                               ------------
                                                     6,789
                                               ------------
-----------------------------------------------------------
-------------
BROADCAST -- RADIO & TELEVISION (13.2%)
  Ackerley Communications,
   Inc., 'A' 10.75%, 10/1/03           3,500         3,692
  Cablevision Systems Corp.,
   9.875%, 2/15/13                     1,000         1,055
  Century Communications
   Corp., 9.50%, 8/15/00               1,000         1,010
  Comcast Corp., 9.50%,
   1/15/08                             1,000         1,015
  Continental Cablevision,
   Inc., 9.50%, 8/1/13                 2,500         2,612
  Groupe Videotron Ltee,
   10.625%, 2/15/05                      750           793
  Heritage Media Services,
   11.00%, 10/1/02                     3,675         3,913
  Katz Corp., 12.75%, 11/15/02           700           734
  Marcus Cable Co., 0% to
   6/15/00, 14.25% to 12/15/05         3,500         2,038
  New World Communications
   Group,
   Inc. 'B', 0%, 6/15/99               2,500         1,666
                                               ------------
                                                    18,528
                                               ------------
-----------------------------------------------------------
-------------
BUSINESS SERVICES (4.0%)
  ADT Operations 9.25%, 8/1/03         2,500         2,618
  Graphics Controls 12.00%,
   12/9/05                             1,000         1,008
  Scotsman Group, Inc., 9.50%,
   12/15/00                            2,000         1,955
                                               ------------
                                                     5,581
                                               ------------
-----------------------------------------------------------
-------------
CAPITAL GOODS/CONSTRUCTION (0.7%)
  International Wire Group,
   Inc., 11.75%, 6/1/05                1,000           998
                                               ------------
-----------------------------------------------------------
-------------
CHEMICALS (17.1%)
  Acetex Corp. 9.75%, 10/1/03          1,500         1,523
  Agricultural Minerals &
   Chemicals, Inc. 10.75%,
   9/30/03                             2,000         2,095
  Arcadian Partners, L.P., 'B'
   10.75%, 5/1/05                      3,000         3,128
  Foamex L.P., 9.50%, 6/1/00           3,000         2,932
  Freeport-McMoRan Resource
   L.P., 8.75%, 2/15/04                1,500         1,518
  Harris Chemical North
   America, 10.75%, 10/15/03           1,750         1,476
  IMC Global, Inc., 9.25%,
   10/1/00                               500           514
  IMC Global, Inc., 9.45%,
   12/15/11                            3,000         3,083
  IMC Global, Inc., 10.125%,
   6/15/01                             2,000         2,130
  Plastic Specialties &
   Technologies, Inc., 11.25%,
   12/1/03                             2,250         2,087
  Sherritt, Inc. 9.75%, 4/1/03         3,475         3,492
                                               ------------
                                                    23,978
                                               ------------
-----------------------------------------------------------
-------------

                                         FACE
                                       AMOUNT         VALUE
                                        (000)         (000)

---------------------------------------------------------
------------
DIVERSIFIED (3.0%)
  Primark Corp., 8.75%,
   10/15/00                     $      2,300   $     2,305
  Valcor Inc., 9.625%, 11/1/03         2,000         1,828
                                               ------------
                                                     4,133
                                               ------------
-----------------------------------------------------------
-------------
ENERGY (4.6%)
  Maxus Energy Corp., 11.50%,
   11/15/15                            1,000         1,030
  OPI International, 12.875%,
   7/15/02                             2,000         2,263
  Triton Energy Corp., 0% to
   12/15/96, 9.75% to 12/15/00         3,500         3,220
                                               ------------
                                                     6,513
                                               ------------
-----------------------------------------------------------
-------------
ENTERTAINMENT & LEISURE (2.0%)
  Kloster Cruise Ltd., 13.00%,
   5/1/03                                135            97
  Six Flags Theme Parks, Inc.,
   0% to 6/15/98, 12.25% to
   6/15/05                             3,600         2,700
                                               ------------
                                                     2,797
                                               ------------
-----------------------------------------------------------
-------------
ENVIRONMENTAL CONTROLS (1.7%)
  Envirosource, Inc., 9.75%,
   6/15/03                             2,000         1,828
  Envirotest Systems Corp.,
   9.125%, 3/15/01                       750           510
                                               ------------
                                                     2,338
                                               ------------
-----------------------------------------------------------
-------------
FINANCIAL SERVICES (3.8%)
  Imperial Credit Industries,
   Inc., 9.75%,
   1/15/04                             3,500         2,975
  Lomas Mortgage USA, 10.25%,
   10/1/02                               800           560
  Tiphook Finance Corp.,
   8.00%, 3/15/00                      2,263         1,810
                                               ------------
                                                     5,345
                                               ------------
-----------------------------------------------------------
-------------
FOOD SERVICE & LODGING (6.1%)
  Family Restaurant, Inc.,
   9.75%, 2/1/02                       2,000         1,030
  Flagstar Corp., 10.875%,
   12/1/02                             1,000           939
  Grand Union, 12.00%, 9/1/04          1,200         1,154
  Host Marriot Travel, 9.50%,
   5/15/05                               500           484
  La Quinta Inns, Inc., 9.25%,
   5/15/03                             2,000         2,095
  Pilgrim's Pride Corp.,
   10.875%, 8/1/03                     2,900         2,784
                                               ------------
                                                     8,486
                                               ------------
-----------------------------------------------------------
-------------
GAMING & LODGING (0.3%)
  Louisiana Casino Cruise,
   11.50%, 12/1/98                       369           358
                                               ------------
-----------------------------------------------------------
-------------
HEALTH CARE SUPPLIES & SERVICES (4.9%)
  McGaw, Inc., 10.375%, 4/1/99         3,400         3,519
  Ornda HealthCorp., 12.25%,
   5/15/02                             2,000         2,225
  Tenet Healthcare, 10.125%,
   3/1/05                              1,000         1,058
                                               ------------
                                                     6,802
                                               ------------
-----------------------------------------------------------
-------------

                                         FACE
                                       AMOUNT         VALUE
                                        (000)         (000)
---------------------------------------------------------
------------
INSURANCE (2.0%)
  Life Partners Group, Inc.,
   12.75%, 7/15/02              $      1,400   $     1,549
  Nacolah Holding Corp.,
   9.50%, 12/1/03                        500           469
  Terra Nova Holdings, 10.75%,
   7/1/05                                750           764
                                               ------------
                                                     2,782
                                               ------------
-----------------------------------------------------------
-------------
MACHINERY (0.4%)
  Portola Packaging, Inc.,
   10.75%, 10/1/05                       500           503
                                               ------------
-----------------------------------------------------------
-------------
METALS (2.9%)
  Algoma Steel, Inc., 12.375%,
   7/15/05                             1,000           920
  GS Technologies 12.25%,
   10/1/05                             2,000         2,005
  Ucar Global Enterprises,
   12.00%, 1/15/05                       265           296
  Weirton Steel Corp., 10.75%,
   6/1/05                              1,000           930
                                               ------------
                                                     4,151
                                               ------------
-----------------------------------------------------------
-------------
PACKAGING & CONTAINER (3.7%)
  Owens-Illinois, Inc.,
   10.50%, 6/15/02                     3,500         3,648
  Stone Container Corp.,
   10.75%, 10/1/02                     1,000         1,038
  Stone Container Corp.,
   11.875%, 12/1/98                      500           542
                                               ------------
                                                     5,228
                                               ------------
-----------------------------------------------------------
-------------
PUBLISHING (1.3%)
  Marvel III Holdings, Inc.
   9.125%, 2/15/98                     2,000         1,858
                                               ------------
-----------------------------------------------------------
-------------
REAL ESTATE (0.4%)
  HMH Properties, Inc., 9.50%,
   5/15/05                               500           493
                                               ------------
-----------------------------------------------------------
-------------
RETAIL -- GENERAL (1.6%)
  Southland Corp., 5.00%,
   12/15/03                            3,000         2,295
                                               ------------
-----------------------------------------------------------
-------------
TELECOMMUNICATIONS (4.8%)
  Dial Call Communications, 0%
   to 4/15/04, 12.25% to
   4/15/04                             2,500         1,331
  Horizon Cellular Telephone,
   0% to 10/1/00, 11.375% to
   10/1/00                             2,000         1,658
  Nextel Communications, 0% to
   2/15/99, 9.75% to 8/15/04           1,500           739
  Paging Network, 10.125%,
   8/1/07                              1,000         1,041
  Sinclair Broadcasting,
   10.00%, 9/30/05                       500           508
  Telefonica de Argentina,
   11.875%, 11/1/04                    1,500         1,506
                                               ------------
                                                     6,783
                                               ------------
-----------------------------------------------------------
-------------
TEXTILES & APPAREL (5.2%)
  Dominion Textile (USA),
   Inc., 8.875%, 11/1/03               2,300         2,289
  Polysindo Eka Perkasa,
   13.00%, 6/15/01                     1,000         1,040
  Synthetic Industries, Inc.,
   12.75%, 12/1/02                     2,000         1,945
  Westpoint Stevens, Inc.,
   9.375%, 12/15/05                    2,000         1,980
                                               ------------
                                                     7,254
                                               ------------
-----------------------------------------------------------
-------------
                                         FACE
                                       AMOUNT         VALUE
                                        (000)         (000)
---------------------------------------------------------
------------
UTILITIES (4.9%)
  Beaver Valley II Funding
   Corp. Lease Obligation
   Bonds 9.00%, 6/1/17          $      1,477   $     1,219
  California Energy, 9.875%,
   6/30/03                             1,000         1,020
  Columbia Gas Systems, Inc.,
   10.50%, 6/1/12                      1,000         1,505
  First PV Funding Lease
   Obligation Bonds 10.15%,
   1/15/16                             3,000         3,086
                                               ------------
                                                     6,830
                                               ------------
-----------------------------------------------------------
-------------
TOTAL CORPORATE BONDS AND NOTES
  (Cost $130,369)                                  130,823
                                               ------------
-----------------------------------------------------------
-------------
FOREIGN GOVERNMENT BONDS (1.5%)
---------------------------------------------------------
------------
ARGENTINA (0.7%)
  +++Republic of Argentina,
   7.3125%, 3/31/05                    1,500           933
                                               ------------
-----------------------------------------------------------
-------------
BRAZIL (0.8%)
  +++Federative Republic of
   Brazil 'YL4'Bond 4.25%,
   4/15/24                             2,500         1,097
-----------------------------------------------------------
-------------
TOTAL FOREIGN GOVERNMENT BONDS
  (Cost $2,001)                                      2,030
                                               ------------
-----------------------------------------------------------
-------------
                                       NO. OF
                                        UNITS
                                        (000)
-----------------------------------------------------------
-------------
UNITS (3.0%)
---------------------------------------------------------
------------
GAMING & LODGING (1.3%)
  Trump Taj Mahal PIK (Bond +
   1 Taj Mahal Holding Corp.
   'B' Common Stock) 11.35%,
   11/15/99                            2,045         1,815
-----------------------------------------------------------
-------------
METALS (1.7%)
  Sheffield Steel Corp. (1st
   Mtg. Bond + 5 Common Stock
   Warrants) 12.00%, 11/1/01           2,500         2,375
                                               ------------
-----------------------------------------------------------
-------------
TOTAL UNITS
  (Cost $4,561)                                      4,190
                                               ------------
-----------------------------------------------------------
-------------
                                       NO. OF
                                     WARRANTS
---------------------------------------------------------
------------
WARRANTS (0.0%)
---------------------------------------------------------
------------
AEROSPACE & DEFENSE (0.0%)
  Sabreliner Corp., expiring
   4/15/03                             2,000            20
                                               ------------
-----------------------------------------------------------
-------------
FOOD SERVICE & LODGING (0.0%)
  Petro PSC Properties,
   expiring 6/1/97                       500            17
                                               ------------
-----------------------------------------------------------
-------------
GAMING & LODGING (0.0%)
  Louisiana Casino Cruises,
   expiring 12/1/95                    1,108            16
                                               ------------
-----------------------------------------------------------
-------------
TELECOMMUNICATION (0.0%)
  Dial Page Communications,
   expiring 4/25/99                    2,500            --
                                               ------------
-----------------------------------------------------------
-------------

                                                      VALUE
                                                      (000)
---------------------------------------------------------
------------
TOTAL WARRANTS
  (Cost $56)                                   $        53
                                               ------------
-----------------------------------------------------------
-------------
                                         FACE
                                       AMOUNT
                                        (000)
---------------------------------------------------------
------------
SHORT-TERM INVESTMENT (2.1%)
---------------------------------------------------------
------------
REPURCHASE AGREEMENT (2.1%)
  Chase Manhattan Bank, N.A.,
   6.00%, dated 9/29/95, due
   10/02/95, to be repurchased
   at U.S.$2,998,
   collateralized by $2,425 US
   Treasury Bonds 8.875%, due
   2/15/19, valued at $3,058
   (Cost $2,997)                $      2,997         2,997
-----------------------------------------------------------
-------------
TOTAL INVESTMENTS (100.0%)
  (Cost $139,984)                                  140,093
                                               ------------
-----------------------------------------------------------
-------------
                                       AMOUNT         VALUE
                                        (000)         (000)

---------------------------------------------------------
------------
OTHER ASSETS AND LIABILITIES
  Other Assets                  $      3,855
  Liabilities                        (26,772 ) $   (22,917)
                                -------------  ------------
-----------------------------------------------------------
-------------
NET ASSETS
  Applicable to 8,720,544
   issued and outstanding $.01
   par value shares
   (100,000,000 shares
   authorized)                                 $   117,176
                                              -------------
-----------------------------------------------------------
-------------
NET ASSET VALUE PER SHARE                      $     13.44
                                              -------------
-----------------------------------------------------------

+++--    Variable/floating    rate   security--rate    disclosed   is    as   of
     September 30, 1995

PIK--Payment-in-Kind

                                       6